Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Our selected quarterly financial data for 2015 was as follows:

(dollars in millions except earnings (loss) per share)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$690	$427	$410	$403
Interest expense	215	171	171	158
Provision for finance receivable losses	483	79	74	80
Other revenues	108	47	55	52
Other expenses	402	204	207	174
Income (loss) before provision for (benefit from) income taxes	(302)	20	13	43
Provision for (benefit from) income taxes	(134)	1	(8)	8
Net income (loss)	(168)	19	21	35
Net income attributable to non-controlling interests	29	32	33	33
Net loss attributable to OneMain Holdings, Inc.	$(197)	$(13)	$(12)	$2

Earnings (loss) per share:
Basic	$(1.46)	$(0.10)	$0.09	$0.01
Diluted	(1.46)	(0.10)	0.09	0.01
Our selected quarterly financial data for 2014 was as follows:

(dollars in millions except earnings (loss) per share)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$407	$483	$532	$551
Interest expense	157	180	192	205
Provision for finance receivable losses	88	93	107	135
Other revenues	(40)	625	89	72
Other expenses	172	190	171	168
Income (loss) before provision for (benefit from) income taxes	(50)	645	151	115
Provision for (benefit from) income taxes	(18)	214	43	33
Net income (loss)	(32)	431	108	82
Net income attributable to non-controlling interests	23	39	38	26
Net income (loss) attributable to OneMain Holdings, Inc.	$(55)	$392	$70	$56

Earnings (loss) per share:
Basic	$(0.48)	$3.41	$0.61	$0.49
Diluted	(0.48)	3.40	0.61	0.49